Share-Based Compensation - Share Based Compensation Expense by Type of Award (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses	¥ 11,530	$ 1,624	¥ 42,300	¥ 51,037
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses	1,883	265	24,195	18,081
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses	¥ 9,647	$ 1,359	¥ 18,105	¥ 32,956